Segment Reporting - Noncurrent assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Total non-current assets	$ 224,962	$ 147,903	$ 191,136
Netherlands
Segment reporting
Total non-current assets	0	0	0
Belgium
Segment reporting
Total non-current assets	209,758	138,252	186,923
United States
Segment reporting
Total non-current assets	11,557	6,219	2,275
Japan
Segment reporting
Total non-current assets	2,242	2,971	1,938
Rest of the World
Segment reporting
Total non-current assets	$ 1,405	$ 461	$ 130